Commitments and Contingencies - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Commercial Line Of Credit [Member]
Commitments To Extend Credit [Line Items]
Undisbursed funds	$ 2,200,000	$ 0
Commercial Line Of Credit [Member] | Wall Street Journal Prime Rate [Member] | Minimum [Member]
Commitments To Extend Credit [Line Items]
Outstanding commitments to purchase loans, interest rate	1.00%
Commercial Line Of Credit [Member] | Wall Street Journal Prime Rate [Member] | Maximum [Member]
Commitments To Extend Credit [Line Items]
Outstanding commitments to purchase loans, interest rate	1.50%
Loan Origination Commitments [Member]
Commitments To Extend Credit [Line Items]
Outstanding commitments to originate loans	$ 8,500,000	6,500,000
Commitments expiration period	3 months
Loan Origination Commitments [Member] | Fixed Rate Loans [Member]
Commitments To Extend Credit [Line Items]
Outstanding commitments to originate loans - Fixed rate	$ 2,400,000
Mortgage loans minimum interest rate	3.00%
Mortgage loans maximum interest rate	3.875%
Loan Origination Commitments [Member] | Adjustable Rate Loans [Member]
Commitments To Extend Credit [Line Items]
Mortgage loans minimum interest rate	3.125%
Mortgage loans maximum interest rate	4.00%
Outstanding commitments to originate loans - Variable rate	$ 6,100,000
Loan Origination Commitments [Member] | Adjustable Rate Loans [Member] | Multifamily [Member]
Commitments To Extend Credit [Line Items]
Mortgage loans minimum interest rate	3.50%
Mortgage loans maximum interest rate	4.00%
Outstanding commitments to originate loans - Variable rate	$ 29,100,000	0
Commitments expiration period	3 months
Loan Origination Commitments [Member] | Adjustable Rate Loans [Member] | Commercial Real Estate Loans [Member]
Commitments To Extend Credit [Line Items]
Mortgage loans minimum interest rate	3.50%
Mortgage loans maximum interest rate	4.50%
Outstanding commitments to originate loans - Variable rate	$ 24,000,000	0
Commitments expiration period	3 months
Loan Purchase Commitments [Member]
Commitments To Extend Credit [Line Items]
Outstanding commitments to purchase loans	$ 1,600,000	5,000,000
Loan Purchase Commitments [Member] | Fixed Rate Loans [Member]
Commitments To Extend Credit [Line Items]
Mortgage loans minimum interest rate	3.375%
Mortgage loans maximum interest rate	3.625%
Outstanding commitments to purchase loans	$ 790,000
Loan Purchase Commitments [Member] | Adjustable Rate Loans [Member]
Commitments To Extend Credit [Line Items]
Mortgage loans minimum interest rate	3.125%
Mortgage loans maximum interest rate	3.375%
Outstanding commitments to purchase loans	$ 850,000
Home Equity Line of Credit [Member]
Commitments To Extend Credit [Line Items]
Undisbursed funds	5,100,000	5,000,000
Home Equity Line of Credit [Member] | Fixed Rate Loans [Member]
Commitments To Extend Credit [Line Items]
Outstanding commitments to purchase loans		$ 250,000
Outstanding commitments to purchase loans, interest rate		4.00%
Home Equity Line of Credit [Member] | Adjustable Rate Loans [Member]
Commitments To Extend Credit [Line Items]
Outstanding commitments to purchase loans	$ 300,000	$ 105,000
Outstanding commitments to purchase loans, interest rate	3.50%	3.25%